Stock Option Plans (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Fair Value of Stock Options Granted

Since inception, the range of the fair value of the stock options granted (other than to non-employee consultants) and the assumptions used are as follows:

Fair value of stock option	$0.81 – $3.94

Assumptions used:
Risk-free interest rate	1.19% – 4.8%
Expected life (in years)	7.5
Expected volatility	26.5% – 84.6%
Expected dividends	—

Since inception, the range of the fair value of the stock options granted (other than to non-employee consultants) and the assumptions used are as follows:

Fair value of stock option	$0.81 – $3.94

Assumptions used:
Risk-free interest rate	1.19% – 4.8%
Expected life (in years)	7.5
Expected volatility	26.5% – 84.6%
Expected dividends	—

Stock Option Activity and Related Information

A summary of the Company’s stock option activity and related information for FY 2013 follows:

	Number of Options (Shares)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding at June 30, 2012	1,843,664	$4.96
Granted	—	—
Exercised	(6,666)	1.22
Forfeited or expired	—	—

Outstanding at December 31, 2012	1,836,998	$4.97	6.7

Vested and expected to vest at December 31, 2012	1,836,998	$4.97	6.7

Exercisable at December 31, 2012	883,408	$7.18	5.1

A summary of the Company’s stock option activity and related information as of and for FY 2011 and FY 2012 follows:

	Number of Options (Shares)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding at June 30, 2010	1,254,910	$6.65
Granted	487,000	1.63
Exercised	—	—
Forfeited or expired	(201,340)	3.53

Outstanding at June 30, 2011	1,540,570	5.47
Granted	371,000	3.10
Exercised	(6,666)	1.22
Forfeited or expired	(61,240)	7.15

Outstanding at June 30, 2012	1,843,664	$4.96	7.2

Vested and expected to vest at June 30, 2012	1,843,664	$4.96	7.2

Exercisable at June 30, 2012	783,781	$7.26	5.5